27. EMPLOYEE BENEFITS (Details 6) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$) R$ / shares shares
Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	12/30/2019
Stock dilution percentage	0.57%
Number of shares granted | shares	33,704,937
Vesting portions	01-Mar
Vesting dates	Dec. 30, 2020
Average share value at the grant date | R$ / shares	R$ 0.95
Estimated fair value at the vesting date | R$	R$ 34,406	[1]
2024 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	12/30/2020
Stock dilution percentage	0.36%
Number of shares granted | shares	21,549,687
Vesting portions	01-Mar
Vesting dates	Dec. 30, 2021
Average share value at the grant date | R$ / shares	R$ 2.02
Estimated fair value at the vesting date | R$	R$ 47,079	[1]
Later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting portions	01-Mar
Vesting dates	Dec. 30, 2021
2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting portions	01-Mar
Vesting dates	Dec. 30, 2022
2026 and thereafter [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting portions	01-Mar
Vesting dates	Dec. 30, 2022
Later than four years and not later than five years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting portions	01-Mar
Vesting dates	Dec. 30, 2023

[1]	The estimated fair value at the vesting date was measured taking into account the price of the shares granted on December 30, 2019 and December 30, 2020, adjusted by the weighted average cost of capital of 10.98% and 9.34%, respectively, estimated for the three-year period of the program, brought to present value at the period's opportunity cost of 14.67% and 10.55%, respectively, which corresponds to the fair value of the share.